Long-Term Debt (Details) - Schedule of future aggregate principal maturities of long-term debt - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Principal Maturities of Long Term Debt [Abstract]
2023 (Excluding the three months ended March 31, 2023)
2024		$ 10,000
2025		10,000
2026	50,000	833
Total	$ 50,000	$ 20,833